Other Income, Net (Tables)	12 Months Ended
Mar. 31, 2026
Expenses by nature [abstract]
Summary of Other Income

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Interest income on financial assets carried at amortized cost	184	180	128
Interest income on financial assets fair valued through other comprehensive income	121	124	122
Gain/(loss) on investments carried at fair value through other comprehensive income	2	—	—
Gain / (loss) on investments carried at fair value through profit or loss	33	34	34
Gain/(loss) on investments carried at amortized cost	9	—	—
Interest income on income tax refund (1)	46	41	237
Exchange gains / (losses) on forward and options contracts	(274)	(24)	12
Exchange gains / (losses) on translation of other assets and liabilities	330	55	11
Others	17	15	24
	468	425	568

(1) During the quarter and year ended March 31, 2026, the Company received orders under section 250 and Section 254 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2013-14 and assessment years 2017-18 to 2021-22. These orders confirmed the Company's position with respect to tax treatment of certain matters. As a result, interest income (pre-tax) $41 million was recognized.

(1) During the year ending March 31, 2025, the Company received orders under section 250 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2016-17 and 2019-20. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result, interest income (pre-tax) of $38 million along with corresponding tax impact was recognized.

(1) During the year ending March 31, 2024, the Company received orders under section 250 and 254 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2007-08 to 2015-16, 2017-18 and 2018-19. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result, interest income (pre-tax) of $232 million along with the corresponding tax impact was recognized.